Exhibit 99.25

Conditions Report 2.0

Loans in Report:	8
Loans with Conditions:	2

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
6501767	XXXXXX	WA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 30.67% is below the guideline maximum of 50%.Custom payment DTI is 32.43%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 781 is above minimum program requirement of 700.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  CLTV is 79.685%; guidelines allow 90%.

6501768	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves = $121,195.99, 24.01 months.  No reserves required.

CFCFS5269: Minimal use of credit
- Clayton Comments:  Borrower has minimal credit usage ratio of 0%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 797 exceeds minimum required  740.

6563006	XXXXXX	AZ	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  64.39% CLTV per review; 90% CLTV is maximum allowed per guidelines.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  184 months of 0x30 mortgage history per CBR; 12 months required.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  21.17 months of reserves in file.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  753 qualifying mid-score per CBR; 740 minimum required per guidelines.

6525279	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of750 is above the required 680

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  CLTV of 59.27 is below the maximum allowable of 80

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Reserves: $172,957.49 or 39.72 months verified. 0 months required.

6563003	XXXXXX	VA	(No Data)	ATR/QM: Exempt	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	RESPA	Waived	B	B	B	B	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	No	Please provide List of homeowners counseling organizations	05-19-26 - Acknowledged by client	05-19-26 - Non-material exception remains.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  760 FICO score is above the 740 min.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  3 years of mortgage history is above the required 1.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  8.73% DTI is below the 50% max

6563003	XXXXXX	VA	(No Data)	ATR/QM: Exempt	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	TILA	Satisfied	C	A	C	A	CMPTILA3200	TILA - HELOC Early Disclosure not provided within 3 business days of application	No	Please provide early disclosure within 3 bus days of application	5.15.26-Client provided HELOC Early Disclosure with proof of date sent via full disclsoure tracking details. Satisfied.	5.15.26- Satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  760 FICO score is above the 740 min.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  3 years of mortgage history is above the required 1.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  8.73% DTI is below the 50% max

6563005	XXXXXX	WA	(No Data)	ATR/QM: Exempt	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	Credit	Credit/Mtg History	Satisfied	C	A	C	A	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	No	Missing additional mortgage payment information, loan application XXX noted in application but no additional details or payment information provided or accounted for	4-30-26 This loan XXX has not funded yet. Current status is we just got the appraisal.5-4-26 Client replied: Uploaded is LE for HEM #XXX confirming est pmt for refinance of 1st TD for primary.	4-30-26 Clayton reviewed response. Loan has a current DTI of 39.87% and requires all debt verification. Please provide satisfactory evidence of estimated PITIA so DTI can be finalized. Exception remains. 5-4-26 Clayton reviewed LE for HEM #XXX which is also for the subject property. If closed at $XXXX per LE the PI would be $140.70 lower per month. No change in DTI since payment should be decreasing and loan has not closed. Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  CLTV of 35.46 is below the maximum allowable of 90

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Reserves: $90,134.12 verified. 0 months required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of777 is above the required 740

6563007	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1736: Significant time at current residence
- Clayton Comments:  12.2 years living at primary residence.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  Borrowers DTI 40.80% is below guideline maximum 50%.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post closing assets $300,160.13 / 37.05 months PITIA > None required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  806 mid score > min required of 740.

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  Borrower has 0x30 for 248 months.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 21.92%; guidelines allow 75%.

6569845	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of767 is above the required 740

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  ATR DTI of 42.06 is below the maximum allowableof 50

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  CLTV of 68.28 is below the maximum allowable of 90